BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial Liabilities (Details) $ in Millions	Dec. 31, 2017 COP ($)
Financial Liabilities
Carrying amount under IAS 39	$ 200,473,389
Carrying amount under IFRS 9	200,473,389
Customer deposits | Other financial liabilities
Financial Liabilities
Carrying amount under IAS 39	154,885,224
Carrying amount under IFRS 9	154,885,224
Financial obligations | Other financial liabilities
Financial Liabilities
Carrying amount under IAS 39	45,276,036
Carrying amount under IFRS 9	45,276,036
Derivative liabilities | Trading
Financial Liabilities
Carrying amount under IAS 39	298,665
Carrying amount under IFRS 9	298,665
Derivative liabilities | Financial Liability Hedging Instrument, Category
Financial Liabilities
Carrying amount under IAS 39	13,464
Carrying amount under IFRS 9	$ 13,464